Cash and cash equivalents - Narrative (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 4,752,284,950	$ 3,714,135,212	$ 3,273,349,599	$ 2,642,258,854